Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table ("SCT") Total for PEO	Compensation Actually Paid to PEO	Average SCT Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (2)	Net Income (3)
2025	$753,865	$974,434	$476,332	$538,917	$159.09	$4,903,000
2024	728,547	954,372	390,068	477,117	147.18	12,594,000

Named Executive Officers, Footnote	The following table lists executive compensation actually paid to John H. Montgomery, the Company's principal executive officer ("PEO"), and James E. Mele and Bruce A. Sharp for December 31, 2025, and Bruce A. Sharp and Jennifer L. George for December 31, 2024, the Company's Non-PEO named executive officers ("NEOs")The Average SCT Table Total for Non-PEO NEOs consist of compensation for Mr. Mele and Mr. Sharp for the year ended December 31, 2025 and Mr. Sharp and Ms. George for the year ended December 31, 2024.
PEO Total Compensation Amount	$ 753,865	$ 728,547
PEO Actually Paid Compensation Amount	$ 974,434	954,372
Adjustment To PEO Compensation, Footnote
The table below reconciles the SCT to the PvP table above.

	PEO		Average Non-PEO NEOs
	2025	2024	2025	2024
SCT Total	$753,865	$728,547	$476,332	$390,068
Less: Fiscal Year Equity Awards Grant Date Fair Value	73,947	132,753	88,722	49,753
Add: Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior and Fiscal Years	119,795	79,761	35,814	45,424
Fair Value of Equity Compensation Granted in Current Year at Year-End	84,187	222,583	101,007	73,385
Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year	90,534	56,234	14,486	17,993
Compensation Actually Paid ("CAP")	$974,434	$954,372	$538,917	$477,117

Non-PEO NEO Average Total Compensation Amount	$ 476,332	390,068
Non-PEO NEO Average Compensation Actually Paid Amount	$ 538,917	477,117
Adjustment to Non-PEO NEO Compensation Footnote
The table below reconciles the SCT to the PvP table above.

	PEO		Average Non-PEO NEOs
	2025	2024	2025	2024
SCT Total	$753,865	$728,547	$476,332	$390,068
Less: Fiscal Year Equity Awards Grant Date Fair Value	73,947	132,753	88,722	49,753
Add: Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior and Fiscal Years	119,795	79,761	35,814	45,424
Fair Value of Equity Compensation Granted in Current Year at Year-End	84,187	222,583	101,007	73,385
Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year	90,534	56,234	14,486	17,993
Compensation Actually Paid ("CAP")	$974,434	$954,372	$538,917	$477,117

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP to our PEO, and the Average of the CAP to our Other Non-PEO NEOs, and the Company's Cumulative TSR. For 2024 to 2025, the CAP to our PEO increased by 2.10%, and the average of the CAP to the other Non-PEO NEOs increased by 12.95%, compared to a 8.10% increase in our TSR over the same time period.
Compensation Actually Paid vs. Net Income	Relationship between CAP to our PEO, and the Average of the CAP to our Other Non-PEO NEOs, and the Company's Net Income. For 2024 to 2025, the CAP to our PEO increased by 2.10%, and the average of the CAP to the other Non-PEO NEOs increased by 12.95%, compared to a 61.07% decrease in the Company's Net Income over the same time period.
Total Shareholder Return Amount	$ 159.09	147.18
Net Income (Loss)	$ 4,903,000	12,594,000
PEO Name	John H. Montgomery
Additional 402(v) Disclosure	The TSR is calculated by taking the difference of the Company's stock price from the beginning of the measurement period, December 31, 2021 at $24.07, and the ending of the measurement periods of December 31, 2022, 2023, 2024, and 2025 at $21.43, $23.81, $28.58, and $34.86, respectively, adding total measurement period dividends of $1.02 for the year ended December 31, 2025, $1.00 for the years ended December 31, 2023 and 2024, and $0.96 for the year ended December 31, 2022, then dividing by the end of measurement period stock price.The Company's Net Income as reported on the Consolidated Statements of Income as filed in the Annual Report on Form 10-K on March 13, 2026.
Fair value was calculated in accordance with the Company's methodology used for financial reporting purposes.
TSR value represents the Company's TSR based on an initial $100 investment on December 31, 2021, assuming the reinvestment of dividends.
	Net income is calculated in accordance with GAAP and reflects the amounts reported in the Company's Annual Report on Form 10-K for the applicable year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (73,947)	(132,753)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,187	222,583
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,795	79,761
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,534	56,234
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,722)	(49,753)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	101,007	73,385
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,814	45,424
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,486	$ 17,993